Federated Hermes Emerging Markets Equity Fund Expense Example - Class IS and R6 Shares [Member] - Federated Hermes Emerging Markets Equity Fund	May 31, 2026 USD ($)
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 179
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	2,073
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	$ 2,009